Summary of Significant Accounting Policies (Details) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended			14 Months Ended
	Mar. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2021	Jul. 28, 2020
Significant Accounting Policies [Line Items]
Cash equivalents		$ 0				$ 0		$ 0	$ 0
Warrants outstanding (in shares)													30,980,000
Interest earned on investments held in Trust Account		10,329		$ 0	$ 0	58,984	$ 0	209,593				$ 59,000
Net loss	$ 17,374	21,816,965	$ (21,710,100)	28,405	$ 45,779	106,865	45,779	29,629,640
Unrecognised tax benefits								0	0
Unrecognised tax benefits interest and penalties accrued								0	0
Income tax provisions								0
Marketwise, LLC
Significant Accounting Policies [Line Items]
Net loss		$ 7,895,000		80,045,000		622,348,000	96,546,000		538,373,000	$ (27,957,000)	$ (18,601,000)
Accounts receivable, allowance for credit loss								0	0	0
Goodwill, impairment loss									0	0	0
Impairment									0	0	330,000
Gain on sale of intangible assets						$ 105,000	0		0	605,000	265,000
Impairment of long-lived assets									0	0	0
Capitalized contract cost, amortization period		4 years				4 years
Advertising expense									149,191,000	67,640,000	65,846,000
Amortization of capitalized software development costs		$ 102,000		104,000		$ 203,000	207,000		415,000	130,000	43,000
Capitalized software development costs | Marketwise, LLC
Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life						3 years
Capitalized Cloud Computing Implementation Costs | Marketwise, LLC
Significant Accounting Policies [Line Items]
Capitalized computer software, gross								356,000	356,000	257,000	630,000
Amortization of capitalized software development costs									$ 17,000	64,000	22,000
Minimum | Marketwise, LLC
Significant Accounting Policies [Line Items]
Refund period						30 days
Maximum | Marketwise, LLC
Significant Accounting Policies [Line Items]
Refund period						90 days
Cryptocurrencies | Marketwise, LLC
Significant Accounting Policies [Line Items]
Impairment											330,000
Ordinary Shares
Significant Accounting Policies [Line Items]
Net loss								$ 140,000
IPO
Significant Accounting Policies [Line Items]
Warrants outstanding (in shares)		20,700,000				20,700,000		20,700,000	20,700,000
Private Placement
Significant Accounting Policies [Line Items]
Warrants outstanding (in shares)		10,280,000				10,280,000		10,280,000	10,280,000
Common Class A
Significant Accounting Policies [Line Items]
Ordinary shares subject to possible redemption shares (in shares)		34,185,912				34,185,912		39,576,710	39,576,710
Potentially dilutive common shares excluded from the computation of weighted-average shares outstanding								30,980,000
Net loss								$ (210,000)
Common stock, shares subject to possible redemption (in shares)		34,185,912				34,185,912		34,196,599	34,196,599
Common Class A | Marketwise, LLC
Significant Accounting Policies [Line Items]
Net loss		$ 7,895,000		80,045,000		$ 622,348,000	96,546,000		$ 538,373,000	(24,819,000)	(18,601,000)
Common Class B
Significant Accounting Policies [Line Items]
Net loss								$ 350,000
Common Class B | Marketwise, LLC
Significant Accounting Policies [Line Items]
Net loss		$ (456,000)		$ (5,757,000)		$ (6,107,000)	$ (38,070,000)		$ (78,398,000)	$ (17,969,000)	$ (17,135,000)
Vesting period			25 months			25 months
Common Class B | Maximum | Marketwise, LLC
Significant Accounting Policies [Line Items]
Vesting period			8 years			8 years